Information Concerning the Group's Consolidated Operations - Disclosure of Income Tax (Expense or Income) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Income (loss) before taxes from continuing operations		$ (68,016)	$ (36,761)	$ (116,464)
Theoretical group tax rate	[1]	25.23%	25.35%	25.12%
Theoretical tax benefit (expense)		$ 17,159	$ 9,318	$ 29,259
Permanent differences		(131)	(34)	736
Research tax credit		1,661	1,612	1,645
Share-based compensation & other IFRS adjustments	[2]	(1,194)	4,032	(1,134)
Non recognition of deferred tax assets related to tax losses and temporary differences		(17,072)	(14,928)	(30,876)
Effective tax benefit (expense)		$ 423	$ 0	$ (371)
Effective tax rate		(0.62%)	0.00%	0.32%

[1]	The Group’s theoretical tax rate corresponds to the average of the income tax rates of each country in which the Group operates, i.e. for the year ended December 31, 2025 25% for France and 21% for the United States, weighted by the pre-tax income from each country.
[2]	As of December 31, 2024, this reconciling item consists of the tax effect of permanent differences primarily related to (i) share-based compensation for $(0.8) million, (ii) revenue recognized out of proceeds from the AZ IIA and SIA reallocated to the JRCA (see Note 2.6) for $2.2 million, and (iii) change in fair value of certain financial instruments for $2.6 million.